Distribution Date:	01/16/26	UBS Commercial Mortgage Trust 2017-C6
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	5		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Attention: UBS 2017-C6 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276UAS0	2.344200%	21,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276UAT8	3.358500%	63,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276UAU5	3.504200%	32,627,000.00	9,677,297.82	619,757.88	28,259.32	0.00	0.00	648,017.20	9,057,539.94	42.79%	30.00%
A-3	90276UAV3	3.580600%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	90276UAW1	3.319800%	148,878,000.00	88,686,248.78	0.00	245,350.51	0.00	0.00	245,350.51	88,686,248.78	42.79%	30.00%
A-5	90276UAX9	3.579500%	165,633,000.00	165,633,000.00	0.00	494,069.44	0.00	0.00	494,069.44	165,633,000.00	42.79%	30.00%
A-BP	90276UAY7	3.885800%	7,500,000.00	7,500,000.00	0.00	24,286.25	0.00	0.00	24,286.25	7,500,000.00	42.79%	30.00%
A-S	90276UBC4	3.932300%	76,174,000.00	76,174,000.00	0.00	249,615.85	0.00	0.00	249,615.85	76,174,000.00	26.71%	18.88%
B	90276UBD2	4.153900%	30,811,000.00	30,811,000.00	0.00	106,654.84	0.00	0.00	106,654.84	30,811,000.00	20.20%	14.38%
C	90276UBE0	4.706975%	26,533,000.00	26,533,000.00	0.00	104,075.14	0.00	0.00	104,075.14	26,533,000.00	14.60%	10.50%
D	90276UAJ0	2.500000%	29,956,000.00	29,956,000.00	0.00	62,408.33	0.00	0.00	62,408.33	29,956,000.00	8.27%	6.13%
E	90276UAL5	3.406200%	13,694,000.00	13,694,000.00	0.00	108,536.96	0.00	0.00	108,536.96	13,694,000.00	5.38%	4.13%
F	90276UAN1	3.406200%	6,847,000.00	6,847,000.00	0.00	0.00	0.00	0.00	0.00	6,847,000.00	3.93%	3.13%
NR	90276UBF7	3.406200%	21,397,267.00	18,626,212.20	0.00	0.00	0.00	0.00	0.00	18,626,212.20	0.00%	0.00%
R	90276UAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			684,705,267.00	474,137,758.80	619,757.88	1,423,256.64	0.00	0.00	2,043,014.52	473,518,000.92

X-A	90276UAZ4	1.217478%	471,793,000.00	263,996,546.60	0.00	267,841.69	0.00	0.00	267,841.69	263,376,788.72
X-BP	90276UBA8	0.821175%	7,500,000.00	7,500,000.00	0.00	5,132.34	0.00	0.00	5,132.34	7,500,000.00
X-B	90276UBB6	0.569593%	133,518,000.00	133,518,000.00	0.00	63,375.74	0.00	0.00	63,375.74	133,518,000.00
X-D	90276UAA9	2.206975%	29,956,000.00	29,956,000.00	0.00	55,093.45	0.00	0.00	55,093.45	29,956,000.00
X-E	90276UAC5	1.300775%	13,694,000.00	13,694,000.00	0.00	14,844.01	0.00	0.00	14,844.01	13,694,000.00
X-F	90276UAE1	1.300775%	6,847,000.00	6,847,000.00	0.00	7,422.01	0.00	0.00	7,422.01	6,847,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276UAG6	1.300775%	21,397,267.00	18,626,212.20	0.00	20,190.43	0.00	0.00	20,190.43	18,626,212.20
Notional SubTotal			684,705,267.00	474,137,758.80	0.00	433,899.67	0.00	0.00	433,899.67	473,518,000.92

Deal Distribution Total					619,757.88	1,857,156.31	0.00	0.00	2,476,914.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276UAU5	296.60397278	18.99524566	0.86613296	0.00000000	0.00000000	0.00000000	0.00000000	19.86137861	277.60872713
A-3	90276UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	90276UAW1	595.69747565	0.00000000	1.64799708	0.00000000	0.00000000	0.00000000	0.00000000	1.64799708	595.69747565
A-5	90276UAX9	1,000.00000000	0.00000000	2.98291669	0.00000000	0.00000000	0.00000000	0.00000000	2.98291669	1,000.00000000
A-BP	90276UAY7	1,000.00000000	0.00000000	3.23816667	0.00000000	0.00000000	0.00000000	0.00000000	3.23816667	1,000.00000000
A-S	90276UBC4	1,000.00000000	0.00000000	3.27691666	0.00000000	0.00000000	0.00000000	0.00000000	3.27691666	1,000.00000000
B	90276UBD2	1,000.00000000	0.00000000	3.46158320	0.00000000	0.00000000	0.00000000	0.00000000	3.46158320	1,000.00000000
C	90276UBE0	1,000.00000000	0.00000000	3.92247918	0.00000000	0.00000000	0.00000000	0.00000000	3.92247918	1,000.00000000
D	90276UAJ0	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	90276UAL5	1,000.00000000	0.00000000	7.92587703	(5.08737768)	12.98373886	0.00000000	0.00000000	7.92587703	1,000.00000000
F	90276UAN1	1,000.00000000	0.00000000	0.00000000	2.83850007	34.59883161	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	90276UBF7	870.49491881	0.00000000	0.00000000	2.47089967	54.58447567	0.00000000	0.00000000	0.00000000	870.49491881
R	90276UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276UAZ4	559.56011768	0.00000000	0.56771018	0.00000000	0.00000000	0.00000000	0.00000000	0.56771018	558.24649522
X-BP	90276UBA8	1,000.00000000	0.00000000	0.68431200	0.00000000	0.00000000	0.00000000	0.00000000	0.68431200	1,000.00000000
X-B	90276UBB6	1,000.00000000	0.00000000	0.47466065	0.00000000	0.00000000	0.00000000	0.00000000	0.47466065	1,000.00000000
X-D	90276UAA9	1,000.00000000	0.00000000	1.83914575	0.00000000	0.00000000	0.00000000	0.00000000	1.83914575	1,000.00000000
X-E	90276UAC5	1,000.00000000	0.00000000	1.08397911	0.00000000	0.00000000	0.00000000	0.00000000	1.08397911	1,000.00000000
X-F	90276UAE1	1,000.00000000	0.00000000	1.08397985	0.00000000	0.00000000	0.00000000	0.00000000	1.08397985	1,000.00000000
X-NR	90276UAG6	870.49491881	0.00000000	0.94359854	0.00000000	0.00000000	0.00000000	0.00000000	0.94359854	870.49491881

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	28,259.32	0.00	28,259.32	0.00	0.00	0.00	28,259.32	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/25 - 12/30/25	30	0.00	245,350.51	0.00	245,350.51	0.00	0.00	0.00	245,350.51	0.00
A-5	12/01/25 - 12/30/25	30	0.00	494,069.44	0.00	494,069.44	0.00	0.00	0.00	494,069.44	0.00
A-BP	12/01/25 - 12/30/25	30	0.00	24,286.25	0.00	24,286.25	0.00	0.00	0.00	24,286.25	0.00
X-A	12/01/25 - 12/30/25	30	0.00	267,841.69	0.00	267,841.69	0.00	0.00	0.00	267,841.69	0.00
X-BP	12/01/25 - 12/30/25	30	0.00	5,132.34	0.00	5,132.34	0.00	0.00	0.00	5,132.34	0.00
X-B	12/01/25 - 12/30/25	30	0.00	63,375.74	0.00	63,375.74	0.00	0.00	0.00	63,375.74	0.00
X-D	12/01/25 - 12/30/25	30	0.00	55,093.45	0.00	55,093.45	0.00	0.00	0.00	55,093.45	0.00
X-E	12/01/25 - 12/30/25	30	0.00	14,844.01	0.00	14,844.01	0.00	0.00	0.00	14,844.01	0.00
X-F	12/01/25 - 12/30/25	30	0.00	7,422.01	0.00	7,422.01	0.00	0.00	0.00	7,422.01	0.00
X-NR	12/01/25 - 12/30/25	30	0.00	20,190.43	0.00	20,190.43	0.00	0.00	0.00	20,190.43	0.00
A-S	12/01/25 - 12/30/25	30	0.00	249,615.85	0.00	249,615.85	0.00	0.00	0.00	249,615.85	0.00
B	12/01/25 - 12/30/25	30	0.00	106,654.84	0.00	106,654.84	0.00	0.00	0.00	106,654.84	0.00
C	12/01/25 - 12/30/25	30	0.00	104,075.14	0.00	104,075.14	0.00	0.00	0.00	104,075.14	0.00
D	12/01/25 - 12/30/25	30	0.00	62,408.33	0.00	62,408.33	0.00	0.00	0.00	62,408.33	0.00
E	12/01/25 - 12/30/25	30	246,765.42	38,870.42	0.00	38,870.42	(69,666.55)	0.00	0.00	108,536.96	177,799.32
F	12/01/25 - 12/30/25	30	216,847.47	19,435.21	0.00	19,435.21	19,435.21	0.00	0.00	0.00	236,898.20
NR	12/01/25 - 12/30/25	30	1,111,931.88	52,870.50	0.00	52,870.50	52,870.50	0.00	0.00	0.00	1,167,958.60
Totals			1,575,544.77	1,859,795.48	0.00	1,859,795.48	2,639.16	0.00	0.00	1,857,156.31	1,582,656.12

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,476,914.19
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,930,591.67	Master Servicing Fee	3,880.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,734.99
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	204.11
ARD Interest	0.00	Operating Advisor Fee	816.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,930,591.67	Total Fees	9,137.95

Principal		Expenses/Reimbursements
Scheduled Principal	619,757.88	Reimbursement for Interest on Advances	1,435.89
Unscheduled Principal Collections		ASER Amount	64,831.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(64,853.79)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	901.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	619,757.88	Total Expenses/Reimbursements	2,315.08

		Interest Reserve Deposit	61,982.38

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,857,156.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	619,757.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,476,914.19
Total Funds Collected	2,550,349.55	Total Funds Distributed	2,550,349.60

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	474,055,135.83	474,055,135.83	Beginning Certificate Balance	474,137,758.80
(-) Scheduled Principal Collections	619,757.88	619,757.88	(-) Principal Distributions	619,757.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	473,435,377.95	473,435,377.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	474,767,611.14	474,767,611.14	Ending Certificate Balance	473,518,000.92
Ending Actual Collateral Balance	474,220,270.07	474,220,270.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	82,622.97
Beginning Cumulative Advances	0.00	82,622.97	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	82,622.97
Ending Cumulative Advances	0.00	82,622.97	Net WAC Rate	4.71%
			UC / (OC) Interest	324.09
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP
10,000,000 or less	16	89,320,515.96	18.87%	21	4.7887	1.705908	1.40 or less	11	151,487,622.05	32.00%	22	4.9093	0.530016
10,000,001 to 15,000,000	6	77,653,157.32	16.40%	21	4.7300	1.200818	1.41 to 1.50	4	47,711,763.96	10.08%	21	4.6582	1.481245
15,000,001 to 20,000,000	3	52,503,828.89	11.09%	22	4.5704	0.768542	1.51 to 1.60	4	85,703,422.76	18.10%	21	4.6777	1.570314
20,000,001 to 25,000,000	2	45,699,299.88	9.65%	21	4.7123	1.555925	1.61 to 1.70	1	13,434,736.03	2.84%	22	4.6810	1.700500
25,000,001 to 35,000,000	4	128,675,423.34	27.18%	22	4.7337	1.412355	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	3	16,211,671.85	3.42%	22	4.6033	1.846900
Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.25	2	25,583,008.74	5.40%	22	4.7416	2.087248
							2.26 to 2.50	1	10,000,000.00	2.11%	21	4.6200	2.283100
							2.51 or greater	5	43,720,000.00	9.23%	22	4.2905	2.841955
							Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	79,583,152.56	16.81%	21	4.7692	NAP	Washington	1	10,000,000.00	2.11%	21	4.6200	2.283100
Alabama	2	2,624,805.55	0.55%	21	4.4103	2.287884	Totals	105	473,435,377.95	100.00%	21	4.7293	1.433103
Arizona	2	2,301,387.20	0.49%	21	4.6100	1.597900
									Property Type³
California	7	46,265,637.45	9.77%	21	4.7101	1.338700
Colorado	2	4,281,827.16	0.90%	22	4.8082	2.451859		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	3,033,157.48	0.64%	22	5.2180	0.326400		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	4,550,048.90	0.96%	21	4.4054	2.528680	Defeased	21	79,583,152.56	16.81%	21	4.7692	NAP
Georgia	6	11,580,548.57	2.45%	22	5.1473	1.406409	Industrial	1	598,784.04	0.13%	21	4.7900	1.565800
Illinois	3	40,428,690.42	8.54%	23	4.8028	0.434482	Lodging	4	21,750,476.53	4.59%	22	5.2615	1.015720
Indiana	2	16,498,144.71	3.48%	22	4.7953	2.188682	Mixed Use	2	45,583,008.74	9.63%	23	4.4448	2.469870
Kansas	3	4,268,319.43	0.90%	21	4.4122	2.189408	Multi-Family	14	25,199,999.60	5.32%	21	4.7407	0.905129
Louisiana	2	3,943,909.05	0.83%	20	4.5596	1.665890	Office	24	141,619,401.73	29.91%	22	4.7749	0.753216
Maryland	4	42,943,978.38	9.07%	22	4.5318	0.114582	Retail	38	144,399,355.53	30.50%	21	4.6787	1.760207
Minnesota	3	2,435,669.57	0.51%	21	4.3790	3.836700	Self Storage	1	4,701,201.15	0.99%	22	4.6892	1.824800
Nevada	1	30,000,000.00	6.34%	23	4.2500	2.666200	Totals	105	473,435,377.95	100.00%	21	4.7293	1.433103
New York	13	14,999,999.60	3.17%	20	4.7120	1.139000
North Carolina	3	8,265,730.00	1.75%	14	5.0676	1.237059
Ohio	4	63,336,571.04	13.38%	22	5.0708	1.380550
Oklahoma	2	3,817,060.58	0.81%	20	4.5534	1.673731
Oregon	1	10,200,000.00	2.15%	22	4.7830	0.561200
Pennsylvania	1	20,892,532.70	4.41%	22	4.6200	1.544200
South Carolina	1	823,622.37	0.17%	21	4.3790	3.836700
Tennessee	1	3,110,355.21	0.66%	18	4.7140	1.469600
Texas	15	32,166,147.81	6.79%	21	4.6185	1.842242
Utah	1	1,084,084.15	0.23%	21	4.3790	3.836700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	93,342,213.03	19.72%	22	4.3771	1.649542	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	17	242,706,822.05	51.27%	22	4.7126	1.329146	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	4	52,248,138.69	11.04%	21	5.2684	1.063922	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	5,555,051.62	1.17%	23	5.7300	1.198700	49 months or greater	31	393,852,225.39	83.19%	22	4.7212	1.368055
	Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103	Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP
	109 months or less	31	393,852,225.39	83.19%	22	4.7212	1.368055	Interest Only	11	129,050,000.00	27.26%	22	4.5588	1.647591
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	264,802,225.39	55.93%	22	4.8003	1.231824
	Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	79,583,152.56	16.81%	21	4.7692	NAP			No outstanding loans in this group
Underwriter's Information		5	21,733,796.03	4.59%	21	4.4977	2.187869
	12 months or less	23	339,607,016.04	71.73%	22	4.7276	1.326130
	13 months to 24 months	2	22,381,413.32	4.73%	18	4.8433	1.162152
	25 months or greater	1	10,130,000.00	2.14%	18	4.7140	1.469600
	Totals	38	473,435,377.95	100.00%	21	4.7293	1.433103
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	28401154	OF	Various	Various	Actual/360	4.610%	135,444.88	69,851.99	0.00	N/A	10/06/27	--	34,119,486.49	34,049,634.50	01/06/26
4	300571775	OF	Cleveland	OH	Actual/360	5.300%	158,294.21	58,274.60	0.00	N/A	11/06/27	--	34,684,063.44	34,625,788.84	12/06/25
6	309301006	OF	Chicago	IL	Actual/360	4.704%	121,520.00	0.00	0.00	N/A	12/05/27	--	30,000,000.00	30,000,000.00	01/05/26
7	309301007	MU	Las Vegas	NV	Actual/360	4.250%	109,791.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	01/06/26
8	300571763	Various Various		CA	Actual/360	4.790%	102,525.00	49,452.71	0.00	N/A	10/06/27	--	24,856,219.89	24,806,767.18	01/06/26
9	309301009	LO	Various	Various	Actual/360	5.070%	105,587.85	45,705.91	0.00	N/A	11/01/27	--	24,185,039.54	24,139,333.63	01/01/26
11	300571774	RT	Altoona	PA	Actual/360	4.620%	83,236.05	29,808.82	0.00	N/A	11/06/27	--	20,922,341.52	20,892,532.70	01/06/26
12	309301012	OF	Linthicum	MD	Actual/360	4.480%	72,284.58	38,924.90	0.00	N/A	11/06/27	--	18,737,362.82	18,698,437.92	01/06/26
13	304101911	OF	Lanham	MD	Actual/360	4.450%	69,945.17	30,798.58	0.00	N/A	11/06/27	--	18,253,180.81	18,222,382.23	08/06/24
14	309301014	RT	Puyallup	WA	Actual/360	4.620%	39,783.33	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	01/06/26
14A	309301114				Actual/360	4.620%	39,783.33	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	01/06/26
15	309301015	SS	Various	OH	Actual/360	4.221%	67,486.37	28,600.24	0.00	N/A	08/06/27	--	18,567,430.74	18,538,830.50	01/06/26
16	300571764	RT	Easton	PA	Actual/360	4.830%	71,242.03	23,524.41	0.00	N/A	10/06/27	06/06/27	17,128,920.13	17,105,395.72	01/06/26
17	407004758	RT	Aurora	OH	Actual/360	4.916%	62,134.32	28,254.62	0.00	N/A	12/06/27	--	14,677,784.63	14,649,530.01	01/06/26
18	309301018	MU	Indianapolis	IN	Actual/360	4.820%	64,776.30	24,619.35	0.00	N/A	11/06/27	--	15,607,628.09	15,583,008.74	01/06/26
20	407004749	MF	New York	NY	Actual/360	4.712%	60,863.33	0.00	0.00	N/A	09/06/27	--	15,000,000.00	15,000,000.00	01/06/26
21	28201155	RT	Canton	OH	Actual/360	4.681%	54,247.78	23,376.68	0.00	N/A	11/06/27	--	13,458,112.71	13,434,736.03	01/06/26
22	309301022	RT	Murrieta	CA	Actual/360	4.577%	56,200.58	20,490.03	0.00	N/A	11/01/27	--	14,259,381.31	14,238,891.28	01/01/26
23	309301023	RT	Various	Various	Actual/360	4.419%	32,290.89	17,898.65	0.00	N/A	10/06/27	--	8,485,495.50	8,467,596.85	01/06/26
23A	309301123				Actual/360	4.419%	16,145.44	8,949.35	0.00	N/A	10/06/27	--	4,242,745.38	4,233,796.03	01/06/26
24	309140003	RT	Various	Various	Actual/360	4.379%	23,454.41	0.00	0.00	N/A	10/06/27	--	6,220,000.00	6,220,000.00	01/06/26
24A	309140004				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	01/06/26
24B	309140005				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	01/06/26
24C	309140006				Actual/360	4.379%	9,427.01	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	01/06/26
26	333100056	MF	Portland	OR	Actual/360	4.783%	42,010.68	0.00	0.00	N/A	11/05/27	--	10,200,000.00	10,200,000.00	01/05/26
27	28001179	SS	Federal Way	WA	Actual/360	4.590%	40,216.69	0.00	0.00	N/A	12/06/27	09/06/27	10,175,000.00	10,175,000.00	01/06/26
28	407004720	RT	Various	Various	Actual/360	4.714%	41,120.48	0.00	0.00	N/A	07/06/27	--	10,130,000.00	10,130,000.00	01/06/26
29	309301029	RT	Various	NC	Actual/360	5.110%	32,545.15	14,744.95	0.00	N/A	02/01/27	--	7,396,158.27	7,381,413.32	01/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	300571767	LO	Lansing	IL	Actual/360	5.300%	32,955.45	13,134.84	0.00	N/A	11/06/27	--	7,220,913.89	7,207,779.05	01/06/26
31	300571769	LO	Dallas	TX	Actual/360	4.800%	24,686.29	18,001.98	0.00	N/A	11/06/27	--	5,972,490.36	5,954,488.38	01/06/26
32	309301032	OF	Baltimore	MD	Actual/360	4.940%	25,671.40	11,649.85	0.00	N/A	11/06/27	--	6,034,808.08	6,023,158.23	08/06/24
33	333100058	LO	Kingsland	GA	Actual/360	5.730%	27,483.07	14,900.07	0.00	N/A	12/05/27	--	5,569,951.69	5,555,051.62	01/05/26
34	309301034	SS	Paso Robles	CA	Actual/360	4.689%	19,021.32	9,468.07	0.00	N/A	11/06/27	--	4,710,669.22	4,701,201.15	01/06/26
35	300571771	OF	Pensacola	FL	Actual/360	5.040%	18,217.60	12,302.39	0.00	N/A	08/06/27	--	4,197,604.74	4,185,302.35	01/06/26
36	28001170	LO	Raleigh	NC	Actual/360	5.398%	14,099.21	8,518.80	0.00	N/A	11/06/27	--	3,033,212.13	3,024,693.33	01/06/26
37	28001180	RT	Commerce City	CO	Actual/360	4.983%	13,081.63	5,804.73	0.00	N/A	12/06/27	--	3,048,678.58	3,042,873.85	01/06/26
38	28001164	LO	Wilmington	DE	Actual/360	5.218%	13,654.00	5,603.82	0.00	N/A	11/06/27	--	3,038,761.30	3,033,157.48	01/06/26
39	300571770	OF	El Paso	TX	Actual/360	5.040%	10,510.15	7,097.54	0.00	N/A	08/06/27	--	2,421,694.57	2,414,597.03	01/06/26
Totals							1,930,591.67	619,757.88	0.00				474,055,135.83	473,435,377.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	20,705,772.96	15,102,717.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,258,957.00	2,523,352.40	01/01/25	06/30/25	--	0.00	0.00	215,934.14	215,934.14	0.00	0.00
6	0.00	709,603.00	01/01/25	06/30/25	08/11/25	11,400,642.64	31,342.73	0.00	0.00	0.00	0.00
7	20,756,988.00	12,420,736.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,605,250.64	2,211,682.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	5,847,865.18	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,279,748.65	2,140,743.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,068,517.00	(1,518,816.00)	01/01/25	06/30/25	12/11/25	11,360,068.20	594,982.62	56,987.90	1,160,157.14	0.00	0.00
14	4,895,092.00	3,820,547.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	4,222,673.97	2,127,387.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,206,252.98	1,761,422.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,117,670.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,493,640.95	2,848,190.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,571,109.23	1,258,489.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,761,007.00	1,215,118.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	29,174,507.83	25,989,422.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	492,252.63	215,916.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	744,441.00	184,954.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	759,274.00	575,836.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	447,054.11	503,675.89	10/02/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,067,856.86	883,389.77	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	191,309.00	(23,823.03)	01/01/25	03/31/25	12/11/25	5,078,885.73	177,036.59	15,598.89	473,359.92	0.00	0.00
33	745,507.92	723,624.31	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	646,200.40	471,833.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	348,529.80	334,695.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,252,785.50	674,097.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	119,812,399.43	83,002,660.75				27,839,596.57	803,361.94	288,520.93	1,849,451.20	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	2	24,245,540.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729250%	4.654586%	21
12/17/25	0	0.00	0	0.00	2	24,287,988.89	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729360%	4.654712%	22
11/18/25	0	0.00	0	0.00	2	24,333,348.44	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729478%	4.654846%	23
10/20/25	0	0.00	0	0.00	2	24,375,451.59	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729586%	4.654970%	24
09/17/25	0	0.00	0	0.00	2	24,420,478.28	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729701%	4.673415%	25
08/15/25	0	0.00	0	0.00	2	24,462,238.83	1	30,000,000.00	0	0.00	1	18,379,680.86	0	0.00	0	0.00	4.729808%	4.673544%	26
07/17/25	0	0.00	0	0.00	2	24,503,835.19	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.729913%	4.673671%	27
06/17/25	0	0.00	0	0.00	2	24,548,373.29	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730026%	4.673808%	28
05/16/25	0	0.00	0	0.00	2	24,589,630.97	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730130%	4.673933%	29
04/17/25	1	30,000,000.00	0	0.00	2	24,633,842.58	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730241%	4.674068%	30
03/17/25	0	0.00	0	0.00	3	54,674,764.21	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730343%	4.674191%	31
02/18/25	0	0.00	0	0.00	3	54,724,908.04	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.730470%	4.674344%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300571775	12/06/25	0	B	215,934.14	215,934.14	0.00	34,684,063.43	09/24/25	13
13	304101911	08/06/24	16	6	56,987.90	1,160,157.14	6,000.00	18,750,214.58	08/01/24	11
32	309301032	08/06/24	16	6	15,598.89	473,359.92	139,240.43	6,221,943.41	11/27/23	13
Totals					288,520.93	1,849,451.20	145,240.43	59,656,221.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		473,435,378	449,189,837	24,245,540		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	473,435,378	449,189,837	0	0	24,245,540	0
Dec-25	474,055,136	449,767,147	0	0	24,287,989	0
Nov-25	474,716,877	420,383,528	0	0	24,333,348	30,000,000
Oct-25	475,331,345	420,955,893	0	0	24,375,452	30,000,000
Sep-25	475,987,988	421,567,509	0	0	24,420,478	30,000,000
Aug-25	476,597,209	422,134,970	0	0	24,462,239	30,000,000
Jul-25	477,203,916	422,700,081	0	0	24,503,835	30,000,000
Jun-25	477,853,079	423,304,705	0	0	24,548,373	30,000,000
May-25	478,454,602	423,864,971	0	0	24,589,631	30,000,000
Apr-25	479,098,768	424,464,926	0	0	24,633,843	30,000,000
Mar-25	479,695,151	425,020,387	0	0	24,674,764	30,000,000
Feb-25	480,424,976	425,700,068	0	0	54,724,908	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300571775	34,625,788.84	34,684,063.43	91,700,000.00	08/09/17	2,210,411.04	1.16380	06/30/25	11/06/27	262
6	309301006	30,000,000.00	30,000,000.00	25,300,000.00	06/26/25	229,579.00	0.23480	06/30/25	12/05/27	I/O
13	304101911	18,222,382.23	18,750,214.58	16,500,000.00	09/11/25	(1,772,421.00)	(1.08600)	06/30/25	11/06/27	262
28	407004720	10,130,000.00	10,130,000.00	16,610,000.00	10/30/16	175,453.25	1.46960	03/31/23	07/06/27	I/O
32	309301032	6,023,158.23	6,221,943.41	1,900,000.00	12/01/25	(52,664.53)	(0.47030)	03/31/25	11/06/27	261
Totals		99,001,329.30	99,786,221.42	152,010,000.00		790,357.76

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	300571775	OF	OH	09/24/25	13
	Loan recently transferred to special servicing for imminent monetary default. Borrower signed PNL and has sent over a workout proposal for review.

6	309301006	OF	IL	05/11/23	98

Loan is transferring to the Special Servicer due to Imminent Monetary Default (Excluding Maturity or Single Tenant Bankruptcy).Related Loans: 030314451 - A2; 030314452 - A1; 030314453 - B1 & 030314454 - B2

13	304101911	OF	MD	08/01/24	11

12.30.2025: The Asset Manager performed annual site inspection on 9.3.2025, the asset was observed to be in satisfactory/good condition overall, with minor deferred maintenance. Court granted Lender's Receivership Order and appointed

Trigild as Receiver o n 11.10.2025. Trigild has appointed CBRE as replacement property manager and lead leasing agent and both receiver and RPM's are fully onboarded. CBRE is engaging a couple of prospective new tenants (GSA and

Educational) that have RFIs in the market to ba ckfill significant floorplates (~ 80k sf+ each) to determine prospects timing. Lender received an updated appraisal in 3Q 2025 and valuations were published in AIM. Lender also received updated

	BOV in September 2025. Ultimate disposition strategy will be to execute a Receiver Sale of the asset, with marketing expected to commence during mid-1Q 2026.
28	407004720	RT	Various	02/29/24	13

Loan transferred for non monetary default as borrower has been unwilling to comply with cash management. Loan still in non-monetary default for other matters. Counsel has sent borrower a default letter regarding those non-monetary defaults.

We cannot Retu rn to Master Servicer without current financials, which borrower refuses to provide. Counsel has sent a revised "fresh" default letter regarding those non-monetary defaults. As of December 2025, we continue to contacted

	borrower but has failed to cure the defaults. The loan continues to be payment current but shows no sign of intention to cure the non-monetary defaults

32	309301032	OF	MD	11/27/23	13

The Loan transferred to Special Servicing on 11/27/2023. Borrower has listed the property for sale for a potential DPO. Discussions between SS and Borrower remain ongoing. SS received approval to accept a DPO based on the latest LOI

	provided by the borrow er. Pending executed PSA from borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	304101911	0.00	4.45000%	0.00	4.45000%	10	04/06/25	04/06/25	--
13	304101911	0.00	4.45000%	0.00	4.45000%	10	04/22/25	04/06/25	--
26	333100056	0.00	4.78300%	0.00	4.78300%	10	09/23/21	11/05/20	04/11/22
31	300571769	7,038,801.57	4.80000%	7,038,801.57	4.80000%	10	07/15/20	07/06/20	08/11/20
38	28001164	3,381,791.64	5.21800%	3,381,791.64	5.21800%	8	06/07/21	05/06/20	--
38	28001164	0.00	5.21800%	0.00	5.21800%	8	02/10/25	05/06/20	--
Totals		10,420,593.21		10,420,593.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	407004759 03/15/24	15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	347,395.01	2,771,055.66	17.87%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	347,395.01	2,771,055.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	407004759	10/18/24	0.00	0.00	2,771,055.66	0.00	0.00	(6,545.17)	0.00	0.00	2,771,055.66
		09/17/24	0.00	0.00	2,777,600.83	0.00	0.00	(107,133.46)	0.00	0.00
		07/17/24	0.00	0.00	2,884,734.29	0.00	0.00	(233,716.38)	0.00	0.00
		03/15/24	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,771,055.66	0.00	0.00	2,771,055.66	0.00	0.00	2,771,055.66

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,466.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	(86,250.00)	0.00	0.00	0.00	0.00	0.00	1,161.38	0.00	0.00	0.00
13	0.00	0.00	3,929.50	0.00	0.00	43,494.46	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.53	0.00	0.00	0.00
14A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.53	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	171.63	0.00	0.00	0.00
23A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	85.82	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	420.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	21,337.13	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	305.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	176.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(64,853.79)	0.00	901.39	64,831.59	0.00	0.00	1,435.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,315.08

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28